Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Ordinary shares	Additional Paid-in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income	Noncontrolling Interest	Total
Balance at Mar. 31, 2017	$ 1,000	$ 1,053,607	$ 65,331	$ 2,051,252	$ (149,617)		$ 3,021,573
Balance, shares at Mar. 31, 2017	10,000,000
Net income (loss)				193,131		(67,827)	125,304
Capital contributions by owners		145,232					145,232
Appropriations of retained earnings			368,148	(368,148)
Cumulative translation adjustment					(18,924)	(10,963)	(29,887)
Proceeds from sale of Common Stock	$ 142	7,731,129					7,731,271
Proceeds from sale of Common Stock, shares	1,421,393
Balance at Mar. 31, 2018	$ 1,142	8,929,968	433,479	1,876,235	(168,541)	(78,790)	10,993,493
Balance, shares at Mar. 31, 2018	11,421,393
Net income (loss)				(1,056,360)		(403,410)	(1,459,770)
Appropriations of retained earnings			156,180	(156,180)
Cumulative translation adjustment					(209,040)	(7,565)	(216,605)
Balance at Mar. 31, 2019	$ 1,142	8,929,968	589,659	663,695	(377,581)	(489,765)	9,806,883
Balance, shares at Mar. 31, 2019	11,421,393
Net income (loss)				(1,416,717)		(67,207)	(1,483,924)
Capital contributions by owners		13,097				9,195	22,292
Cumulative translation adjustment					(482,466)		(482,466)
Balance at Mar. 31, 2020	$ 1,142	$ 8,943,065	$ 589,659	$ (753,022)	$ (860,047)	$ (547,777)	$ 7,920,797
Balance, shares at Mar. 31, 2020	11,421,393